BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2018
Buildings
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	According to appraisals without exceeding 70 years
Office Equipment
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	From 3 to 10 years
Machinery
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	From 5 to 25 years
Computer Equipment
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	From 3 to 12 years
Vehicles
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	From 5 to 10 years
Bearer plants
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment	From 25 to 35 years